Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 10, 2020 CNY (¥) shares	Jul. 10, 2020 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) Vote shares	Dec. 31, 2021 USD ($) Vote shares	Dec. 31, 2020 CNY (¥) Vote shares	Dec. 31, 2019 CNY (¥)	Aug. 23, 2019 shares
Ordinary Shares [Line Items]
Proceeds from issuance initial pubic offering	¥ 244,161	$ 37,419	¥ 0	$ 0	¥ 244,161	¥ 0
Payments of stock issuance costs	¥ 12,038	$ 1,845
Stock issued during period, value, conversion of convertible securities | ¥					¥ 1,031,001
Temporary equity, shares authorized			500,000,000	500,000,000	500,000,000
Temporary equity, shares subscribed but unissued			193,703,370	193,703,370	193,703,370
Common stock shares issued							24,475,310
ADS [member] | IPO [member]
Ordinary Shares [Line Items]
Stock issued during period shares new shares	3,788,100	3,788,100
Common Class A [member]
Ordinary Shares [Line Items]
Shares issued, price per share | $ / shares		$ 10
Stock issued during period, shares, conversion of convertible securities	24,131,100	24,131,100
Stock issued during period, value, conversion of convertible securities | $		$ 1,031,001
Temporary equity, shares authorized			300,000,000	300,000,000	300,000,000
Stockholders Equity Note Stock Split Ratio | Vote			1	1	1
Temporary equity, shares issued					46,097,880
Temporary equity, shares outstanding					36,595,330
Common stock shares issued			46,379,583	46,379,583	46,097,880
Common stock shares outstanding			40,377,645	40,377,645	36,595,330
Common Class A [member] | Over-allotment option [member]
Ordinary Shares [Line Items]
Stock issued during period shares new shares	3,788,100	3,788,100
Common Class B [member]
Ordinary Shares [Line Items]
Temporary equity, shares authorized			6,296,630	6,296,630	6,296,630
Stockholders Equity Note Stock Split Ratio | Vote			15	15	15
Temporary equity, shares issued					6,296,630
Temporary equity, shares outstanding					6,296,630
Common stock shares issued			6,296,630	6,296,630	6,296,630
Common stock shares outstanding			6,296,630	6,296,630	6,296,630